Expense Example - FidelityTax-ExemptMoneyMarketFundTreasuryMoneyMarketFund-CapitalReservesComboPRO - FidelityTax-ExemptMoneyMarketFundTreasuryMoneyMarketFund-CapitalReservesComboPRO - Fidelity Treasury Money Market Fund - Fidelity Treasury Money Market Fund - Capital Reserves Class
Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 97
3 years	305
5 years	530
10 years	$ 1,177